OTHER ASSETS	12 Months Ended
Dec. 31, 2013
Other Assets [Abstract]
OTHER ASSETS	9. OTHER ASSETS
	2013	2012

Collaborative arrangements (note 18)	$1,497	$2,123
Debt issuance costs	1,253	-
Other	263	120
	$3,013	$2,243